Debt (Tables)	12 Months Ended
Jan. 31, 2021
Debt Disclosure [Abstract]
Summary of Future Principal Payments	Total future principal payments under all borrowings as of January 31, 2021 were as follows:

(in thousands)
Years Ending January 31,
2022	11,667
2023	17,500
2024	5,833

Total payments	$35,000